NOTES PAYABLE (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 10, 2020	Sep. 30, 2020	Jun. 30, 2020	Jan. 31, 2020
Debt instrument principal amount		$ 32,000		$ 63,000
Notes payable		25,405	$ 7,583
PPP loan paayable description			The loan matures 24 months from inception, bears interest at 1% and had a balance of $7,583 as of June 30, 2020
Paycheck Protection Program [Member]
Notes payable		$ 7,583	$ 7,583
Debt interest rate		0.01%
Maurity term		2 years
Wattum Management Inc [Member]
Debt instrument principal amount	$ 17,822
Debt instrument maturity date	Oct. 10, 2021
Debt interest rate		0.10%
Repayment of note description		The note is secured by the equipment purchased and is payable in twelve equal consecutive monthly installments of $1,567.